Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 10 - Leases

A.	The components of operating lease cost for the year ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31
	2021	2022	2023
	US$ thousands
Operating lease costs (mainly plant and offices)	1,921	1,872	1,799
Variable lease payments not included in the lease liability	8	62	103
Short-term lease cost	278	273	248
Total operating lease cost	2,207	2,207	2,150

B.	Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31
	2021	2022	2023
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,887	1,847	1,662
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	451	1,269	388
Termination of operating leases	-	-	(620)

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31
	2022	2023
	US$ thousands
Operating leases:
Operating leases right-of-use	8,441	6,466

Current operating lease liabilities	1,549	2,070
Non-current operating lease liabilities	6,291	3,877
Total operating lease liabilities	7,840	5,947

	December 31
	2022	2023
	US$ thousands

Weighted average remaining lease term (years)	7.7	5.8

Weighted average discount rate	2.9%	2.3%

E.	Future lease payments under non-cancellable leases as of December 31, 2023 were as follows:

December 31, 2023
US$ thousands

2024	1,346
2025	1,100
2026	981
2027	797
2028	771
After 2028	1,413
Total operating lease payments	6,408
Less: imputed interest	(461)
Present value of lease liabilities	5,947